CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year	S/ 4,959,878	S/ 4,760,110	S/ 3,671,829
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	3,957,143	2,158,555	1,558,951
Depreciation and amortization	511,174	485,207	521,967
Depreciation of right-of-use assets	147,833	151,282	161,287
Depreciation of investment properties	8,115	7,107	7,302
Provision for sundry risks	95,873	43,846	70,824
Deferred (income) tax expense	(76,088)	113,063	547,393
Adjustment of technical reserves	0	0	914,852
Net gain on securities	(425,144)	(5,468)	(28,650)
Impairment loss on goodwill	71,959	0	0
Net Gain on financial assets designated at fair value through profit and loss	0	0	(54,663)
Net gain of trading derivatives	(53,665)	(65,187)	(221,064)
Net Income from sale of property, furniture and equipment	(1,654)	(14,979)	(16,083)
Net Loss (net gain) from sale of seized and recovered assets	1,867	(11,355)	(10,684)
Expense for share-based payment transactions	83,328	81,679	73,997
Net gain from sale of written-off portfolio	(83,515)	(18,712)	(15,700)
Intangible losses due to withdrawals and dismissed projects	96,978	25,140	17,630
Others	3,005	28,840	(5,538)
Net (increase) decrease in assets:
Loans	(1,105,306)	(5,385,064)	(9,636,648)
Investments at fair value through profit or loss	(456,626)	1,575,498	745,156
Investments at fair value through other comprehensive income	(5,164,701)	(460,914)	7,508,131
Cash collateral, reverse repurchase agreements and securities borrowings	(330,448)	622,589	783,010
Sale of written off portfolio	239,599	24,543	24,477
Other assets	520,331	413,307	(294,130)
Net increase (decrease) in liabilities
Deposits and obligations	2,271,524	(46,199)	2,485,794
Due to Banks and correspondents	3,455,502	1,804,784	1,103,063
Payables from repurchase agreements and securities lending	(2,790,671)	(9,034,940)	(5,935,578)
Bonds and notes issued	(2,213,122)	(298,572)	(90,217)
Short-term and low-value lease payments	(108,357)	(106,356)	(86,417)
Other liabilities	2,604,047	3,107,346	1,303,118
Income tax paid	(2,139,140)	(1,106,572)	(1,130,415)
Net cash flow from operating activities	4,079,719	(1,151,422)	3,972,994
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment	53,152	5,373	11,457
Loss from sale of investment property	0	(359)	0
Revenue from sales and reimbursement of investment to amortized cost	1,245,434	1,006,325	590,605
Purchase of property, furniture and equipment	(322,371)	(192,700)	(107,790)
Purchase of investment property	(37,667)	(87,132)	(12,068)
Purchase of intangible assets	(828,803)	(703,670)	(532,244)
Purchase of investment at amortized cost	(1,359,245)	(1,122,802)	(3,677,671)
Acquisition of subsidiaries, net of cash received	(5,564)	0	0
Net cash flows from investing activities	(1,255,064)	(1,094,965)	(3,727,711)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(1,994,037)	(1,196,422)	(398,808)
Dividends paid to non-controlling interest of subsidiaries	(62,051)	(48,577)	(4,156)
Principal payments of leasing contracts	(157,386)	(156,529)	(155,141)
Interest payments of leasing contracts	(25,574)	(25,054)	(27,374)
Purchase of treasury stock	(85,575)	(83,605)	(58,907)
Sale of treasury stock	0	9,949	3,752
Acquisition of non-controlling interest	(1,773)	(5,877)	(7,822)
Subordinated bonds	62,044	(94,700)	183,160
Net cash flows from financing activities	(2,264,352)	(1,600,815)	(465,296)
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate	560,303	(3,847,202)	(220,013)
Effect of changes in exchange rate of cash and cash equivalents	(760,651)	(1,325,381)	2,779,791
Cash and cash equivalents at the beginning of the period	34,120,962	39,293,545	36,733,767
Cash and cash equivalents at the end of the period	33,920,614	34,120,962	39,293,545
Additional information from cash flows
Interest received	18,658,791	14,717,523	11,615,448
Interest paid	(5,080,522)	(2,847,538)	(2,230,990)
Transactions that do not represent cash flow
Recognition of lease operations	103,715	108,751	(116,511)
Reclassification from investments at amortized cost to fair value with changes in equity	0	2,232,663	0
Sale option of minor shares of MiBanco Colombia	S/ 0	S/ (42,964)	S/ 0